CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

EXHIBIT 99.39

Buyer Loan #	Next Due Date	Last Payment Date	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Borrower Deceased	Property Address 1	Property City	Property State	Property Zip	Strategy	Scrub Comments
431842270	6/1/2020	11/27/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Foreclosure	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Majority of contact to schedule/confirm payments. Borrower stated X/XX/XXXX out of work. X-month special FB offered. Borrower directly impacted by XXXX. X-month special FB offered X/XX/XXXX from X/X/XXXX to X/X/XXXX. Borrower requested X-month extension X/XX/XXXX; servicer requested borrower financials. Servicer offered payment deferral X/XX/XXXX with X payments made by borrower. Borrower unable to make payments. Borrower stated XX/XX/XXXX co-borrower self-employed; borrower out of work since X/XX/XXXX. Last contact XX/XX/XXXX borrower stated now able to start making payments.

REASON FOR DEFAULT: Borrower unemployment.  Curtailment of income.

MODIFICATION:N/A

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431842454	10/1/2019	10/25/2019	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Foreclosure	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower defaulted in mid-XXXX, and stopped paying late that year. Only contact with borrower was in XX/XXXX when borrower asked what options were available to keep the property; servicer advised borrower to reinstate the account. No requests for payment assistance.

REASON FOR DEFAULT: XXXX-borrower is self employed, business was slow; excessive obligations. XXXX-loss of income due to XXXX (per the website)

MODIFICATION: N/A

FORECLOSURE: Referred X/XX/XXXX, timeline not provided

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431841820	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	NC	XXXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on X/X/XXXX with a statement being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431841825	1/1/2021	11/30/2020	XXXX	XXXX	No	XXXX	XXXX	SC	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since origination. Borrower called in X/XXXX to inquire about escrow showing a negative amount and was advised that a tax disbursement was previously made to the county. Borrower stated in XX/XXXX that she spoke with her insurance company and they did not know that the insurance was escrowed and requested some information to send invoice. Borrower requested a XX month spread for escrow shortage in X/XXXX. Last contact was in X/XXXX, borrower called stating that she sent payment on X/XX/XX.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431841829	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Majority of contact is for payment arrangements Contact with borrower in X/XXXX, payment late, borrower advised they were trying to make payments, and that they XXXX have to consider selling the home. In X/XXXX, borrower was advised that payment would be increasing due to escrow analysis showing a shortage. Last contact with borrower as on X/XX/XXXX, borrower inquired about a returned payment, servicer advised the payment was returned as Unable to Locate Account, and advised borrower to make payment online.

REASON FOR DEFAULT:  Motorcycle accident

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431841834	2/1/2021	11/17/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since origination. Borrower called in X/XXXX stating that he sent out a check and did not see that the funds were withdrawn and was advised that the payment XXXX have gotten lost in the mail and that it would be best if he cancelled the check and reissue a new one. Borrower stated that he would cancel the payment and make the payment online. Borrower stated in X/XXXX that payment was taken out twice and wanted the extra payments returned. Borrower inquired about the payment change in X/XXXX and was advised that it was due to escrow shortage. Last contact was in XX/XXXX, Xrd party XXXX XXXX inquired about options for refinancing, call was transferred to the refi department.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431841835	12/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins on XX/XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired why payment increased, advised due to taxes and insurance, borrower understood.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431841837	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins on XX/XX/XXXX. Borrower requested assistance on XX/XX/XXXX due to XXXX, was offered and accepted forbearance plan, term of forbearance not specified, ended on XX/XX/XXXX. Borrower called on XX/XX/XXXX requesting to be removed from forbearance, was advised not on forbearance, no other details provided. No other loss mit activity noted. No contact with borrower noted in contact history. Last contact on XX/XX/XXXX, borrower contacted to advise of total amount due, borrower stated he always pays in middle of month.

REASON FOR DEFAULT: Tenants could not pay rent because of XXXX.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431841839	12/1/2020	11/2/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower. Borrower stated would setup ACH online X/X/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431841841	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited payment noted with borrower. Borrower confirmed payment by bill pay X/X/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is non owner-occupied. No property damage noted.
431841842	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Borrower requested online access X/X/XXXX. Borrower corrected ACH payment amount X/X/XXXX. Borrower inquired about tax disbursements X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is non owner-occupied. No property damage noted.
431841843	1/1/2021	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower stated that her quarterly taxes are delinquent. Servicer advised that they would research and send out any payments due.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431841846	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower stated that they were applying for a personal loan and the servicer reported the borrower delinquent in XX/XXXX. Servicer advised that they would adjust as pay history shows that the borrower paid on time.

REASON FOR DEFAULT:  RFD is not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431841848	1/1/2021	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing, last borrower contact X/X/XXXX to confirm curtailment application was applied correctly.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
431841850	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower requested that they be set-up on ACH payments to draft on the XXth of each month.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, loss of business due to XXXX.  Appears issue resolved as borrower making payment.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431841854	12/1/2020	11/12/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower made a phone payment in XX/XXXX. no contact again until borrower requested a deferment in X/XXXX; servicer declined. Borrower asked about an escrow shortage in XX/XXXX due to insurance, and confirmed the payment amount in XX/XXXX. Borrower requested a deferment in X/XXXX due to XXXX; servicer was only offered FB plans, and borrower declined.

REASON FOR DEFAULT: XXXX-excessive obligations. XXXXXX impact; details not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431841855	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/X/XX to inquire about escrow analysis and stated that he is a disabled vet and is tax exempt and needs for escrow to be corrected. It was confirmed on X/XX that the borrower is XXX% exempt from paying taxes; escrow account was updated. NSF was processed in X/XXXX, borrower scheduled a payment on the XXth to replace the payment. Last contact was in X/XXXX, borrower needed help with making a payment online.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431841857	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins on XX/XX/XXXX. Borrower requested assistance on XX/XX/XXXX due to XXXX, borrower was informed on XX/XX/XXXX of further documentation needed to conduct evaluation for forbearance, no other details provided. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower was informed needed to send in application, X month bank statements, hardship letter signed and dated and X items for affirmation to evaluate for forbearance, borrower did not respond.

REASON FOR DEFAULT: Business.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431841865	1/1/2021	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to make a payment by phone. The borrower is in regular contact and appears to be cooperative. Usually makes payments over the phone. The borrower did make an inquiry in X/XXXX of what payment relief options are available for those out of work, but said was not interested. Unclear if the borrower was experiencing a hardship at that time.

REASON FOR DEFAULT: Unable to determine RFD. No recent indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is an investment non-owner occupied property. No indication of damage or ongoing repairs.
431841867	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with little borrower contact, last contact X/X/XXXX.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.
431841889	1/1/2021	11/30/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX wanting to know why payment was not withdrawn from her account and was advised that the routing number she provided online was not the correct banking information. Borrower stated in X/XXXX that she was experiencing hardship due to XXXX and requested a X month FB. Borrower was approved for a X month FB effective X/XXXX, ending X/XXXX. Last contact was in XX/XXXX, borrower called for general inquiry.

REASON FOR DEFAULT: Borrower stated in XXXXXXXX that was experiencing hardship due to XXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431841944	12/1/2020	11/10/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called to confirm that taxes and insurance were being paid via his escrow account. The servicer confirmed that and requested updated insurance policy info. The borrower appears to be cooperative.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431841945	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower made payment X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is non owner-occupied. No property damage noted.
431841947	12/1/2020	11/3/2020	XXXX	XXXX	No	XXXX	XXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Borrower called in XX/XXXX to change mailing address and made a payment for $XX,XXX towards the principal curtailment . Last contact was in X/XXXX, borrower called in to inquire about increase in payment; payment change appears to be due to escrow shortage. escrow analysis was discussed.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431841948	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	CT	XXXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower hangs up on a call. No other recent significant contact with borrower or activity was found.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431841950	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower noted in contact history.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is an investment non-owner occupied property. No indication of damage or ongoing repairs.
431841951	12/1/2020	11/14/2020	XXXX	XXXX	No	XXXX	XXXX	SC	XXXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired about his pre-penalty, was advised of terms and sent out document showing terms.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431841954	12/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact with the borrower is limited to servicing issues such as ACH, insurance, internet service and taxes. The final contact is on XX/X/XX when he made a PTP.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431841956	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower set up ACH recurring payments in X/XXXX, but the payments weren't scheduled to start until X/XXXX. Borrower misunderstood, and made both payments in X/XXXX to correct the error. No further contact.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431841961	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower stated X/XX/XXXX has insurance coverage. Borrower inquired about escrow disbursement X/X/XXXX. Borrower inquired about escrow shortage XX/X/XXXX. Borrower requested assistance with online payment X/XX/XXXX. Borrower inquired about late notice X/XX/XXXX. No recent contact noted with borrower.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431841971	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Minimal contact is noted; borrower called in X/XXXX to inquire about the force placed insurance that has been placed on the loan and requested the mortgage clause faxed over to the number provided.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431841973	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXXX to change the address, also wanted to add wife XXXX as a Xrd party. Last contact was in XX/XXXX, borrower inquired about tax increase and was advised that they can contact the county assessor to confirm the information that was provided.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431841974	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/XX/XXXX with an escrow shortage being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431841975	1/1/2021	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to servicing issues with payments posting, statements and escrow shortages. The last contact is on XX/XX/XX when the borrower calls about the escrow shortage.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.
431841978	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431841983	12/1/2020	11/5/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last X years with no borrower contact since XXXXXXXX escrow inquiry.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.
431841985	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	OK	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXXX regarding online access and was advised that the account has been set up; borrower also requested to be set up on ACH. Last contact was in X/XXXX, borrower requested to link his online accounts; a request was submitted to fix the SSN to match so the accounts could be linked. No further details.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431841987	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	OK	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower called to setup online account X/XX/XXXX. Borrower inquired about hazard insurance premium being paid X/XX/XXXX. Borrower inquired about property taxes being paid X/X/XXXX. Borrower asked X/X/XXXX to link online accounts. Borrower requested password reset X/X/XXXX. No further contact noted.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431841989	12/1/2020	10/28/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: XX/XX/XXXX Borrower calls in to discuss when the prepayment penalty expires. No other recent significant contact with borrower or activity was found.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431841990	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	VT	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact found on X/XX/XX when the borrower said he had received a breach letter. Borrower said that he had set up an ACH. The final contact is on X/XX/XX when the borrower called to say that she had over paid the insurance.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.
431842005	12/1/2020	11/30/2020	XXXX	XXXX	No	XXXX	XXXX	OR	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower stated in X/XXXX that he would be making a payment online. Last contact was in XX/XXXX, borrower called to give a one time authorization to a Xrd party named XXXX from XXXX. No further details.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842012	12/1/2020	11/6/2020	XXXX	XXXX			No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact as loan kept current. REASON FOR DEFAULT: NA MODIFICATION: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431842015	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	OH	XXXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower. Loan has remained current since origination.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842016	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower requested a VOM be emailed to a Xrd party.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431842017	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower requested a VOM.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431842019	1/1/2021	10/30/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXXX to inquire about a letter he received regarding loan being past due and was advised loan was current. Last contact was in X/XXXX, borrower inquired about the letter indicating he was past due and was advised that he needed to send in escrow shortage payment for XXXX iao $XX.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842021	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower requested a deferment; servicer advised it was not an option.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431842022	12/1/2020	10/26/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower noted in contact history.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842023	12/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	UT	XXXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact with borrower. X/XXXX Borrower reports they have been impacted by XXXX, notes reference a forbearance plan. X/XX/XXXX Borrower wishes to cancel the FB plan on their account. The most recent contact was on X/XX/XXXX with borrower once again requesting XXXX FB. Notes on X/XX/XXXX show that additional info is being requested to process the FB request. No further recent significant contact with borrower or activity was found.

REASON FOR DEFAULT: X/XXXX XXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842027	1/1/2021	11/30/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact with the borrower is limited to servicing issues such as escrows, payments, and insurance. The final contact is on X/X/XX when the insurance was put into place.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842028	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower stated in X/XXXX that he was having problems with the website and wanted to make sure that the payment was set up correctly. Last contact was in X/XXXX, borrower requested to add XXX as an authorized Xrd party; declined FB.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842029	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower verified loan balance in X/XXXX, and requested a billing statement in X/XXXX. In X/XXXX, borrower asked why servicer was not reporting to credit agencies for the past year; servicer has loan listed as a business purpose loan.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431842030	12/1/2020	11/10/2020	XXXX	XXXX			No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: No contact as loan kept current. REASON FOR DEFAULT: NA MODIFICATION: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431842031	12/1/2020	10/30/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact with the borrower is limited to servicing questions such as on line payments, insurance changes and escrows. The final contact is on X/XX/XX when the borrower checks on an insurance payment.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.
431842034	12/1/2020	11/12/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/X/XXXX, outbound call to the borrower regarding the payment due. Couldn't talk much at work but said would be making the payment online. The loan was current at the time and within the grace period. The borrower appears to be cooperative during previous conversations.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is a non-owner occupied investment property. No indication of damage or ongoing repairs.
431842037	12/1/2020	11/2/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to servicing issues including statements. escrows and checking on payment receipt. The final contact is on X/X/XX when the borrower set up an ACH payment. Property is an investment home.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842038	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about how to get a XXXX in X/XXXX. no contact again until borrower made phone payments in X/XXXX and in XX/XXXX, and had questions on credit reporting in X/XXXX; no further contact.

REASON FOR DEFAULT: Income curtailment

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842039	12/1/2020	11/6/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower stated X/X/XXXX impacted by XXXX; requesting assistance. Servicer discussed workout options X/XX/XXXX. Servicer requested workout financials X/XX/XXXX. No indication borrower submitted for workout. Borrower setup ACH payments X/XX/XXXX. No further contact noted.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431842040	12/1/2020	11/6/2020	XXXX	XXXX			No	XXXX	XXXX	GA	XXXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact as loan kept current. REASON FOR DEFAULT: NA MODIFICATION: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431842066	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower advised payment not posted X/XX/XXXX. Borrower stated X/XX/XXXX has X-billing statements. Borrower reviewed transaction history X/X/XXXX. Borrower requested stop payment X/XX/XXXX. Borrower requested X/XX/XXXX escrow shortage check be reissued. Last contact X/XX/XXXX thought paid ahead due to double payment.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431842070	12/1/2020	11/12/2020	XXXX	XXXX	No	XXXX	XXXX	OR	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Borrower inquired X/XX/XXXX about late notice. Borrower called to setup ACH X/XX/XXXX. Borrower inquired about escrow shortage X/XX/XXXX. Borrower inquired about fees X/X/XXXX. Borrower requested statement X/X/XXXX. Borrower stated X/X/XXXX paid for insurance coverage. Borrower inquired about setting up online account X/XX/XXXX. No recent contact with borrower.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431842075	12/1/2020	11/6/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT: The only contact noted was on XX/XX/XX when the borrower called to find out if a payment had posted as he said it was put into the mail. Property is investment.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842076	12/1/2020	11/2/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: No contact as loan kept current. REASON FOR DEFAULT: NA MODIFICATION: NA FORECLOSURE: NA BANKRUPTCY: NA PROPERTY: NA
431842188	12/1/2020	11/17/2020	XXXX	XXXX	No	XXXX	XXXX	NV	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/X/XX. Contact with the borrower is limited to servicing issues. He has X other accounts with the servicer and calls to ensure that payments are posting to the proper accounts.

REASON FOR DEFAULT:  Curtailment of income.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842189	12/1/2020	11/17/2020	XXXX	XXXX	No	XXXX	XXXX	NV	XXXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. No contact with borrower noted in contact history.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431842191	12/1/2020	11/17/2020	XXXX	XXXX	No	XXXX	XXXX	NV	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact on XX/XX/XXXX, borrower wanted to verify that his dispute was resolved. Servicer confirmed that it was resolved.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment home per data tape.
431842194	12/1/2020	11/17/2020	XXXX	XXXX	No	XXXX	XXXX	NV	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. No direct contact noted with borrower; servicer notes borrower holds multiple loans with contact on other loans.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is non owner-occupied. No property damage noted.
431842258	12/1/2020	11/9/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on X/XX/XXXX, the borrower called in regarding correspondence they received from their insurance about not receiving payment. Was advised that renewal information had not been received and the servicer would contact their insurance company. No recent contact with the borrower since that time.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431842264	12/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	LA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Last contact on XX/XX/XXXX, borrower wanted to know if her payment would be lowered if she sent in a large principal reduction. Servicer advised that she would request a recast but it would be a $XXX fee.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842291	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower called to confirm that an insurance credit was applied to account. Servicer advised not yet and to call back in a few days.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842292	12/1/2020	11/4/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to ask about the limit that could be paid online. Was advised of a $XXK max but that could make more than one payment online. The history shows multiple principal curtailment payments since that time. The notes also reflect a XXXX inquiry online in X/XXXX but no indication of payment relief options offered or started.

REASON FOR DEFAULT: The notes indicate a possible hardship related to the XXXX XXXX but unable to confirm and no recent indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431842293	12/1/2020	11/16/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/XX/XXXX. Limited contact noted with borrower. Borrower setup ACH payment X/XX/XXXX. Borrower requested online access X/XX/XXXX and again X/XX/XXXX. In X/XXXX, Borrower stated unable to afford payment due to escrow, and requested if a recast could be done, if they paid $XXk toward UPB, request was denied, noting that owner of loan does not allow recasts. Borrower inquired about lowering the monthly payment in X/XXXX, and again XX/X/XXXX. Borrower called to confirm escrow in good standing X/XX/XXXX. Borrower inquired about refinance X/X/XXXX. Last contact XX/X/XXXX borrower disputed delinquent payment.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431842295	12/1/2020	11/3/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower's spouse, XXXX called in X/XXXX regarding escrow refund and was advised that the refund was returned back to escrow. XXXX called in X/XXXX requesting loss mit assistance; not working (in retail) due to XXXX. FB was discussed and loss mit review was initiated but borrower did not qualify due to no qualifying hardship and does not meet the delinquency requirements. Borrower continues to make the monthly payments and remains current on the loan. Last contact was in X/XXXX, XXXX called to schedule a payment, also requested to have escrow analysis sent via email.

REASON FOR DEFAULT: No default but spouse, XXXX indicated in March XXXX she was not working due to XXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842296	12/1/2020	11/15/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	SC	XXXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact with borrower. X/XXXX Borrower reports their bank account got “hacked” and makes payment arrangements. The most recent contact was on XX/X/XXXX, a late payment from the end of XXXX is being discussed, the borrower is unhappy about the credit reporting, they are uncooperative, and RFD is updated to payment dispute.

REASON FOR DEFAULT: X/XXXX Fraudulent activity in borrowers bank account.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842297	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested tax information in XX/XXXX. No contact again until borrower verified payment application in X/XXXX, and requested a payoff statement in X/XXXX.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842300	12/1/2020	11/10/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower found in comments.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.
431842303	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower stated XX/X/XXXX not impacted by XXXXdisaster. Borrower requested online access X/XX/XXXX. Bill pay reviewed X/XX/XXXX. Borrower advised of NSF payment X/XX/XXXX. Borrower inquired about demand letter X/X/XXXX. Borrower upset with returned payment X/XX/XXXX. Borrower inquired about escrow shortage XX/XX/XXXX. Borrower stated X/X/XXXX impacted by XXXX. No indication borrower submitted for workout assistance.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431842305	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called asking to set up ACH for the Xth of each month. No recent contact and the loan has remained current since that time.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431842308	12/1/2020	10/30/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower was advised of the due date in X/XXXX, and of an escrow surplus in X/XXXX. Borrower called in XX/XXXX about a missing payment; servicer verified payment had been applied.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431842311	12/1/2020	11/12/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower inquired if late fee could be waived, missed payment due to holiday, advised unable to waive late fee.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431842313	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact with the borrower is limited to LPI discussions after boarding. No contact with the borrower in the past two years as loan is current.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.
431842316	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower on X/XX/XXXX called in and made a payment over the phone which posted same day.

REASON FOR DEFAULT: Excessive obligation

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
431842319	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower had negative credit reporting in X/XXXX due to a servicer misapplication error that was corrected the following month. Borrower was advised the tax amounts had changed in X/XXXX. Borrower called about a fee for a phone payment in X/XXXX; no further contact.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842321	12/1/2020	11/9/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: X/XXXX Borrower calls in to discuss the escrow account.XX/XX/XXXX Borrower calls in to find out why their payment was returned. No other recent significant contact with borrower was found.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: Notes on XX/XX/XXXX indicate a new BK was found on banko report. Unable to determine - dates, details, or case# provided.

PROPERTY: No property issues found.
431842323	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT: The only contact with the borrower is on X/XX/XX when he set up an ACH shortly after boarding.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.
431842324	1/1/2021	11/15/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: No loss mit activity noted. Last contact on XX/XX/XXXX, borrower stated she would be sending the escrow shortage payment that week, no other details provided.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431842328	1/1/2021	11/24/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower. Borrower requested negative reporting be adjusted X/X/XXXX. Borrower requested late fee be waived X/XX/XXXX and X/XX/XXXX. Borrower stated X/XX/XXXX mortgage paid off. Borrower stated late payment X/XX/XXXX due to oversight. No recent contact noted with borrower.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is non owner-occupied. No property damage noted.
431842330	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/X/XXXX an escrow shortage is being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842336	12/1/2020	11/16/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXXX to inquire about escrow surplus in XX/XXXX. Last contact was in X/XXXX, co-borrower inquired about the surplus check that was sent out and was advised that the check was put back into the escrow account; co-borrower stated that he was fine with that.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842339	1/1/2021	11/23/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on X/X/XXXX with an escrow shortage being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842340	12/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXXX wanting to know how to get rid of homeowner's insurance and was advised that the property always has to be insured that but he can shop around for a different insurance. Borrower inquired about paying down the loan and refinancing in X/XXXX, also requested payoff quote. Last contact was in X/XXXX, borrower called to obtain year end information and was advised of the principal balance, also inquired about refinance and was advised to speak to the refi department.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842341	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about account status X/X/XXXX. Borrower called to confirm payment X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is non owner-occupied. No property damage noted.
431842344	1/1/2021	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	SC	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to servicing issues such as payment, escrows and insurance. The final contact is on X/X/XX when the borrower called to check on the insurance escrows.

REASON FOR DEFAULT: No RFD found in comments. Property is investment.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842347	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on X/XX/XXXX to cancel a scheduled payment.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842348	12/1/2020	11/4/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower called about an escrow shortage in X/XXXX, and verified payment amount in X/XXXX. Borrower called about an escrow surplus in XX/XXXX, and verified loan status in X/XXXX.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431842358	12/1/2020	11/16/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to draft payments, checking on escrows and changes in insurance. The final contact is on X/X/XX when the servicer called to tell the borrower about an escrow shortage.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842359	1/1/2021	11/23/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Spouse (authorized on account) asked about insurance information in X/XXXX, and asked about a homestead tax exemption in XX/XXXX. No further contact with either borrower.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842361	12/1/2020	11/12/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact is recorded. X/X/XXXX Borrower reports they have been impacted by XXXX, and requests a forbearance plan. X/XXXX FB is denied by the investor. The most recent contact was on XX/X/XXXX with borrower requesting a copy of their billing statement.

REASON FOR DEFAULT: X/XXXX XXXX (renter can not pay).

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842363	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower verified insurance had been paid in X/XXXX, and changed the ACH recurring payment date in XX/XXXX. No further contact.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431842364	12/1/2020	10/30/2020	XXXX	XXXX	No	XXXX	XXXX	IL	XXXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower wanted to lower her interest rate. Servicer provided phone number to refinance department.

REASON FOR DEFAULT:

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842365	12/1/2020	11/1/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on X/XX/XXXX with tax documents being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842366	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower stated that they did not receive the escrow surplus funds from XX/XXXX. Servicer advised that they would re-issue.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431842368	12/1/2020	11/16/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower called in X/XXXX concerned about the amount due not being correct and was advised that the loan was XX days delinquent. Borrower inquired about a notice he received in X/XXXX; went over escrow analysis. RFD noted as payment adjustment. Borrower called to schedule a payment in XX/XXXX and indicated that he sent a payment roughly iao $XK to take care of the past due short payments in XXXX or XXXX and was advised there was no payment showing for that amount in XXXX or XXXX; borrower stated that he would send proof of payment. Last contact was in X/XXXX, borrower requested a call on international number for pay histories and balances.

REASON FOR DEFAULT: Payment adjustment; payment XXXX have changed due to escrow shortage.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found. Current occupancy is unknown. Mailing address is in Brazil.
431842369	12/1/2020	11/10/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: The only contact was during boarding as the borrower wanted to know the different payment options.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842371	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact with the borrower is limited to PTPs, draft payments and checking on escrows. The final contact is a PTP on XX/X/XX.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842377	1/1/2021	11/15/2020	XXXX	XXXX	No	XXXX	XXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on X/XX/XXXX with borrower calling in to confirm the status of X payments.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842378	12/1/2020	10/26/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower requested a XXXX statement in X/XXXX, and called about an escrow analysis in XX/XXXX. No other contact with borrower.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431842379	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower wanted to verify that homeowner's insurance was paid. Servicer advised yes.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842380	12/1/2020	10/30/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower made several large curtailments between X/XXXX and X/XXXX that greatly reduced the unpaid loan balance. Based on current payment amount, it appears the servicer completed a recast to re-amortize the balance over the remaining term; unable to find a recast agreement or any notes regarding re-amortization. Co-borrower had questions about an escrow analysis in XX/XXXX. No other contact with borrower.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431842383	12/1/2020	11/10/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXXX	Reinstatement 1	BORROWER CONTACT: No phone contact with borrower. Borrower requested XXXX assistance via the servicer website; servicer granted a X-month FB plan, beginning in X/XXXX. Borrower continued to make payments while on the FB plan.

REASON FOR DEFAULT: XXXX impact; details not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431842384	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower changed insurance carriers in XX/XXXX, and requested a new loan origination in X/XXXX; servicer could not provide a referral. No contact again until borrower asked about escrow payments and verified the current loan status in X/XXXX. No further contact.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842387	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	NV	XXXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower found in comments.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842388	12/1/2020	10/30/2020	XXXX	XXXX	No	XXXX	XXXX	OH	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/X/XX to authorize XXX on the loan who wanted to go over escrow analysis and wanted to know why the payment went up and was advised that it was due to escrow shortage. Last contact was in X/XXXX, borrower appears to have requested billing statements.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842389	1/1/2021	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	TX	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower called in X/XXXX, having problems with making a payment online and was advised that due to X payments being returned he would need to send in certified funds; borrower became very angry stating that the servicer is ridiculously old school for XXXX and asked for a supervisor; call was disconnected for foul language. Borrower stated in XX/XXXX that he already mailed the payment; RFD - had to wait to make the payment until he had funds available. NSFs were processed in X/XXXX, XX/XXXX and X/XXXX. Certified funds flag was removed on X/X/XX when the borrower called stating that he could not send in certified funds due to quarantine. Borrower inquired about XXXX assistance on X/XX/XX and was advised that he would need to apply. Last contact was in XX/XXXX, went over payment history with guarantor and authorized Xrd party. No further details.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842390	12/1/2020	10/30/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower informed servicer of a payment application error in X/XXXX; error was corrected that month, servicer confirmed credit reporting had been adjusted. Borrower requested a website password reset in X/XXXX, and verified taxes had been paid. No further contact.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842393	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Minimal contact is noted; borrower called in X/XXXX stating that he was having problems with the website and was advised that when the information is changed it will sometimes stop the next scheduled draft and to make sure that nothing was drafted with the bank before scheduling payment.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842395	12/1/2020	11/16/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower wanted to know if the servicer could help lower her interest rate. Servicer advised that they would send out a package.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842396	12/1/2020	11/16/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower wanted to set-up a payment via phone.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431842397	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXXX stating that he received a letter about an aged check (escrow surplus) and that he never received the check; a stop pay was issued and check reissued to borrower. Last contact was in XX/XXXX, borrower stated that he pays the middle of every month.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842399	1/1/2021	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower verified the payment history on the account in X/XXXX. Borrower verified the insurance premium was paid in XX/XXXX, and confirmed account information in X/XXXX.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431842400	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower asked about a payment increase in X/XXXX; increase was due to an escrow analysis. Borrower called about a pending insurance payment in X/XXXX. No contact again until borrower asked about assistance options for XXXX in X/XXXX; servicer advised of possible FB plans, borrower did not request assistance.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842405	1/1/2021	11/27/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payments and checking on escrows. The final contact is on X/XX/XX when the borrower called asking about a refi. Property investment.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842409	12/1/2020	11/3/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payments and checking on escrows. Property is an investment and the final contact is on X/X/XX when the borrower made a phone payment.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842413	1/1/2021	11/27/2020	XXXX	XXXX	No	XXXX	XXXX	PA	XXXXX	Reinstatement 1	BORROWER CONTACT: Co-borrower called about LPI added to the account in X/XXXX, and changed the mailing address in X/XXXX. No further contact with either borrower.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842415	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Borrower called in on X/XX/XX stating that she made X payments by accident. A check iao $X,XXX was returned to borrower on X/XX/XX. Last contact was in XX/XXXX, borrower called requesting billing statements from XXXX XXXX - present.

REASON FOR DEFAULT: Borrower made a double payment in X/XXXX and requested to be refunded; X payment was reversed in X/XXXX, causing a negative balance.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Possible property damage. DOL and COL are unknown. Borrower inquired about loss draft check on X/XX/XXXX and was advised that the check was sent out. No details regarding claim, damage, or repairs provided. No BPO or property inspection found in file.
431842419	1/1/2021	11/25/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower called to review escrow analysis.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842420	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Minimal contact is noted; borrower called in X/XXXX to set up ACH.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842421	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower requested a billing statement be emailed to him.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431842425	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact with the borrower is limited to PTPs, draft payment and checking on escrows. The property is investment. The final contact is on X/XX/XX when the borrower called to change the mailing address.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842426	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXXX	Reinstatement 1	BORROWER CONTACT: No contact.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431842427	12/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: No contact with borrower found in comments. Property is investment.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842428	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXXX to inquire about escrow and was advised that the escrow analysis was correct. XXXX email was sent on X/X/XX, the same date as the last contact date, borrower stated that he did not get a letter offering help at all for XXXX but does not need it and that already mailed the payment.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842431	12/1/2020	11/3/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to PTPs, draft payments and checking on escrows. The property is investment. Final contact is on X/XX/XX when borrower called to find out when his escrow refund was coming.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842435	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: The only contact found was on XX/XX/XX when the borrower called about the increase in payments and the servicer said it was a result of escrow increases. Property is investment.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842438	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on XX/X/XXXX with borrower requesting assistance with their online account.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842439	12/1/2020	10/21/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXXX wanting to know why the servicer was not reporting to the credit bureaus. It was noted on X/X/XX that the servicer had not reported on this loan for the last X months for no known reason. Borrower was advised on X/XX/XX that the servicer is now reporting credit on the account and that credit was reported on X/XX/XX for the month of March. Last contact was in XX/XXXX, Xrd party called to make sure that the payment made online on the Xrd went through because they received return payment on X out of X loans, Xrd party was advised that this loan showing as paid.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842440	12/1/2020	10/21/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXXX wanting to know why the servicer was not reporting to the credit bureaus. It was noted on X/X/XX that the servicer had not reported credit on this loan for the last X months for no known reason. Borrower was advised on X/XX/XX that the servicer is now reporting credit on the account and that credit was reported on X/XX/XX for the month of March. Last contact was in XX/XXXX, authorized Xrd party called regarding returned transaction; confirmed returned.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842441	12/1/2020	11/12/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: No contact.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842442	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX. Borrower called in on XX/XX/XX to make a principal payment of XX,XXX. Last contact was on XX/XX/XX, borrower scheduled a payment iao $XX,XXX.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842488	12/1/2020	11/5/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXXX	Reinstatement 1	BORROWER CONTACT: Account is performing; last borrower contact X/XX/XXXX to inquire about the impact of principal curtailments.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.
431841822	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower decides to accept the XXXX deferral in XXXX XXXX but later reinstates the loan via a payment in XXXX XXXX as the XXXX deferral was ineligible per notes of X/XX/XX. The final contact was on X/X/XX when the borrower made a PTP.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.
431841831	12/1/2020	11/24/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to default in XXXXXXXX, forbearance approved through X/X/XXXX. Borrower advised XXXXXXXX that she could not pay total due but accepted a tiered deferral solicitation with down payment of Xx payments. Agreement and funds posted XXXXXXX, and first payment due XXXXXXXX was paid timely.

REASON FOR DEFAULT: XXXX income curtailment, details not provided.

MODIFICATION: Deferral agreement dated XX/XX/XXXX advances due date from X/X/XXXX to XX/X/XXXX, deferred amount $XXXX.XX includes $XXX.XX principal, new UPB $XXXXX.XX, no change to maturity.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
431841840	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to default in XXXX. Forbearance was approved through X/X/XXXX and extended to XX/X/XXXX. Borrower accepted a tiered deferral solicitation with down payment of Xx payments, agreement and funds posted XXXXXXXX. First payment due XXXXXXXX was made timely, last contact X/XX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment; borrower is a self-employed contractor at a school, and schools have been closed

MODIFICATION: Deferral agreement dated X/XX/XXXX advances due date from X/X/XXXX to XX/X/XXXX, deferred amount $XXXX includes $XXXX principal, new UPB $XXX,XXX.XX, no change to maturity.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
431841844	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Borrower failed to make the XXXX XXXX payment but was able to make a double payment the following month. Last contact was in X/XXXX, borrower called to inquire about the payment he made online on the XXth and was advised that the payment was not received.

REASON FOR DEFAULT: Unknown.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431841847	12/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower confirmed insurance coverage in X/XXXX. No contact again until borrower requested XXXX assistance, and servicer granted a X-month FB plan, beginning in X/XXXX. Investor denied a FB extension. Borrower disputed credit reporting in XX/XXXX, stating she wasn't advised that the forbearance plan would impact her credit. Borrower made a phone payment in XX/XXXX to reinstate account.

REASON FOR DEFAULT: XXXX impact; unemployment after business closed

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431841853	12/1/2020	11/3/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about ACH payments X/XX/XXXX. Borrower called to confirm receipt of ACH application X/XX/XXXX. Borrower inquired about tax bill X/X/XXXX. Servicer advised supplemental tax bill borrower's responsibility X/X/XXXX. Borrower stated X/XX/XXXX impacted by XXXX. X-month special FB offered through X/X/XXXX. Last borrower contact X/XX/XXXX servicer requested borrower financials to review to extend FB.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431841856	12/1/2020	11/20/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in X/XXXX and in X/XXXX. No contact again until borrower requested XXXX assistance, and servicer granted a X-month FB plan, beginning in X/XXXX. Borrower through FB was extended through XX/XXXX, and reinstated the account in XX/XXXX after servicer advised the plan was expired; he was also looking to refinance. Borrower asked servicer to apply suspense funds to a payment in XX/XXXX.

REASON FOR DEFAULT: XXXX impact; income curtailment

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431841858	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT: The borrower accepts the XXXX deferral starting in XXXX XXXX and reinstates on XXXX XXXX. On X/XX/XX the rfd is that the borrower is out of work and prior comments suggest that she is interested in another deferral due to on going medical issues.

REASON FOR DEFAULT: The RFD from X/XX/XX is that the son is sick.  on X/XX/XX the rfd was that the borrower had had surgery and has a limited ability to work.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431841860	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/X/XXXX called servicer to get the negative rated on their credit report for the month of X/XXXX removed. Borrower stated they were effected by XXXX and that is why missed the X/XXXX payment; borrower did make the payment up in the month of X/XXXX. Servicer notes on X/XX/XXXX that they removed the negative reporting.

REASON FOR DEFAULT: XXXX income curtailment

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
431841861	12/1/2020	11/16/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to XXXX default. Forbearance was approved through X/X/XXXX. Borrower declined to pursue further loss mitigation and fully reinstated XXXXXXXX, and has remained current with no further contact since X/XX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment, details not provided

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.
431841864	1/1/2021	11/25/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins on XX/XX/XXXX. No reason provided for NSF in XX/XXXX. Multiple attempts to contact borrower between XX/XXXX to XX/XXXX, no response from borrower. Borrower requested assistance through website on XX/XX/XXXX, requested X month forbearance due to XXXX, approved for X month forbearance on XX/XX/XXXX. Borrower wanted to make payments in XX/XXXX, was advised of FC status, wait for reinstatement quote and contact FC attorney for further details. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower wanted to see if amount paid was broken down correctly and wanted to confirm billing statement was correct, was advised yes.

REASON FOR DEFAULT: Curtailment of income due to XXXX.

MODIFICATION: N/A.

FORECLOSURE: Multiple FC alternative letters sent, most recently on XX/XX/XXXX. Reason for delay in FC proceedings was not provided. Loan referred to FC on XX/XX/XXXX, FC closed on XX/XX/XXXX due to reinstatement.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431841869	12/1/2020	11/12/2020	XXXX	XXXX	No	XXXX	XXXX	NV	XXXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower called X/X/XXXX to confirm insurance coverage is being paid out of pocket. Borrower stated XX/XX/XXXX was in hospital. Borrower requested assistance X/XX/XXXX; impacted by XXXX. Servicer offered X-month special FB. Borrower inquired about late fees X/XX/XXXX. Borrower advised of payment change due to escrow X/XX/XXXX. Last contact X/X/XXXX.

REASON FOR DEFAULT: Borrower illness; XXXX.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is non owner-occupied. No property damage noted.
431841870	12/1/2020	11/9/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to XXXX XXXX default. Forbearance approved through X/X/XXXX. Borrower was able to resume payments in XXXXXXXX but requested assistance with arrears. Borrower accepted tiered deferral solicitation with down payment of Xx payments in XXXXXXXX, and made XXXX payment timely. Last contact XX/X/XXXX.

REASON FOR DEFAULT: XXXX self-employed income curtailment, employment details not provided.

MODIFICATION: Deferral agreement dated XX/XX/XXXX advances due date from X/X/XXXX to XX/X/XXXX, deferred amount $XX,XXX.XX includes $XXXX.XX principal, new UPB $XXX,XXX.XX.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. Claim funds received iao $XXK for water damage(COL) and DOL X/X/XXXX. Repairs were ongoing at last updated XXXXXXXX, borrower was advised to let servicer know when ready for final inspection. Property inspection was ordered X/XX/XXXX, no indication of whether this is to confirm repairs or for loss mitigation.
431841903	12/1/2020	11/10/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XX/XXXX. Borrower called in X/XX/XXXX and stated they were impacted by XXXX and requested assistance. Servicer as of X/X/XXXX set up a X month FB plan. As of X/XX/XXXX servicer informed borrower that and extension in FB plan requires a workout packet. Servicer never received a workout packet and loan was reinstated in X/XXXX. Last contact XX/XX/XXXX borrower made payment over the phone which posted same day.

REASON FOR DEFAULT: XXXX loss of income.

MODIFICATION: FB completed in X/XXXX plan was for X months from X/X/XXXX to X/X/XXXX.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
431841904	1/1/2021	11/30/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/X/XXXX. Majority of contact with borrower is to make payment arrangements. One payment dispute in XXXX, regarding a scheduled payment in XX/XXXX that borrower states was not pulled until X/XXXX, resulting in late fee and negative credit reporting. Borrower was advised to send in proof of payment, however, nothing was received and issue was not raised again. Borrower on X/XX/XXXX requested assistance as they were impacted by XXXX. Servicer set up a FB plan for X months. Borrower requested further forebearance in X/XXXX, noting they are unable to evict tenants. Last contact X/X/XXXX called in and went over billing statement and mailing address, borrower stated they are able to make payments.

REASON FOR DEFAULT: XXXX impact

MODIFICATION: FB plan set up X/X/XXXX for X months from X/X/XXXX to X/X/XXXX.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: Investment property, no issues noted.
431841941	12/1/2020	11/19/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. The last contact was on XX/XX/XXXX, outbound call to the borrower who said usually pays via bill pay by the middle of the month. The loan did have a period of delinquency in the last XX months and the borrower began requesting payment relief in X/XXXX. Was denied a deferral but the loan was reinstated in X/XXXX and has remained current since that time. The borrower appears to be cooperative.

REASON FOR DEFAULT: RFD was due to impact from the XXXX XXXX and business being slow. Hardship does not appear to be ongoing.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is an investment non-owner occupied property. No indication of damage or ongoing repairs.
431841946	12/1/2020	11/3/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower disputed late charges and credit reporting in early XXXX, noting they did not get the EA or the monthly statements due to address change in X/XXXX when loan transferred, request to resolve was denied due to borrower having two late payments (XX/XXXX & X/XXXX). In X/XXXX, borrower requested that a NSF fee be removed, noting their bank had some hacking issues, and business account was frozen. Borrower was advised to send a QWR. Issue is not noted again, unknown if borrower disputed further. Borrower requested XXXX FB on X/XX/XXXX Servicer approved the same day. Servicer on X/X/XXXX extended FB plan by X more months. Borrower in X/XXXX brought loan current with a reinstatement amount of $XX,XXX covering the X/XXXX to X/XXXX payments. Last contact X/XX/XXXX when borrower stated they will be bringing loan current.

REASON FOR DEFAULT: Income reduction due to XXXX - business closed

MODIFICATION: FB plan started in X/XXXX and ran from X/X/XXXX to X/X/XXXX, plan extended in X/XXXX to X/X/XXXX.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
431841955	12/1/2020	11/9/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: History shows borrower submitted a web inquiry about XXXX assistance options on X/XX/XXXX. No further contact regarding the XXXX or loss mit activity was found. No other recent contact with borrower was noted.

REASON FOR DEFAULT:X/XXXX XXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431841960	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: X/XX/XXXXBorrower reports they have been impacted by XXXX, notes reference a forbearance plan. X/XX/XXXX Borrower requests that the FB plan be removed. No other recent significant activity was found.

REASON FOR DEFAULT: X/XXXX XXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431841965	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to default in XXXX. Forbearance was approved through X/X/XXXX, and extension approved for XX days. There is little borrower contact throughout delinquency, and no detailed discussion of hardship noted. Borrower accepted a tiered deferral solicitation XXXXXXXX with down payment of X payments; agreement and funds were processed in XXXX. XXXXXXXX payment was made timely, last contact XX/X/XXXX.

REASON FOR DEFAULT: XXXX income curtailment, further employment details not provided

MODIFICATION: Deferral agreement dated XX/X/XXXX advances due date from X/X/XXXX to XX/X/XXXX, deferred amount $XXXX.XX includes $XXX.XX in principal, new UPB $XXX,XXX.XX.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
431841968	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower has been current on the loan since history began in XXXX with only minor delinquency. Borrower failed to make the X/XXXX payment but was able to make a double payment the following month. Borrower called in X/XXXX stating payment delay was due to XXXX, he was unable to go to the bank to make payment. Borrower also requested for the delinquency reporting for XXXX to be deleted because he was affected by the XXXX; forwarded for review. It was noted on X/X/XX that the XXXX was set to show no data as a XX courtesy. Last contact was in XX/XXXX, borrower stated that it wasn't a good time to talk

REASON FOR DEFAULT: XXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431841969	11/1/2020	11/11/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower set-up on a XXXX FB plan on XX/XXXX, payments not required for X months. Last contact on XX/XX/XXXX, borrower wanted to verify that the servicer has been receiving $XXXX payments to bring account current.

REASON FOR DEFAULT:  RFD not provided.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431841970	1/1/2021	11/24/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to missed payment in XXXX. Forbearance was approved through X/X/XXXX, Borrower reinstated in XXXX, canceled the forbearance in XXXX and has remained current with no further contact since X/X/XXXX.

REASON FOR DEFAULT: XXXX income curtailment, details not provided.

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non owner occupied. No property issues noted.
431841980	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	ID	XXXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower called to confirm payment applied correctly X/X/XXXX. Borrower inquired about service transfer letter X/XX/XXXX. Borrower requested to view statement online X/XX/XXXX. Borrower inquired about fee on account X/XX/XXXX. Last contact X/X/XXXX servicer reviewed payment history.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is non owner-occupied. No property damage noted.
431841982	1/1/2021	11/17/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower called in XX/XXXX requesting assistance due to XXXX, servicer offered plan but borrower stated he would think about it and call back. Last contact on XX/XX/XXXX, borrower stated that her credit report shows a XX day delinquency was report. Servicer stated that they did not report as XX days delinquent and would provide a VOM.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431841986	12/1/2020	11/16/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MI	XXXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to default in XXXX. Forbearance approved X/X/XXXX, borrower fully reinstated at expiration and remains current, Last contact XX/XX/XXXX to set up ACH.

REASON FOR DEFAULT: XXXX income curtailment, details not provided.

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
431841988	11/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	NC	XXXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called in to discuss the forbearance extension, said has post dated payments already set up through XX/XX/XXXX and was advised they won't be receiving calls with payments already set up. The borrower appears to be cooperative and has been in frequent contact with the servicer. The repayment plan is active and is for X payments of $X,XXX.XX/mo ending on XX/XX/XXXX.

REASON FOR DEFAULT: RFD due to impact from XXXX XXXX and a loss of income as a result. Hardship has been ongoing.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes reflect XXXX damage with a date of loss on X/XX/XXXX. The servicer received a claim check for $XX,XXX.XX on X/XX/XXXX. The claim was classified as non-monitored and the check endorsed to the borrower on X/XX/XXXX. No recent indication of ongoing damage or repairs.
431842004	9/1/2020	11/17/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about escrow XX/XX/XXXX. Borrower stated XX/X/XXXX would make payment later in the week. Borrower indicated X/XX/XXXX impacted by XXXX; loss of business. Borrower stated X/XX/XXXX would resume payments in XXXX. Servicer requested workout application X/X/XXXX. Borrower requested online access X/XX/XXXX. Servicer advised workout packet incomplete X/XX/XXXX. Borrower requested loan status X/X/XXXX; requesting not negatively being reported to credit. Servicer denied workout options X/X/XXXX. Borrower stated X/XX/XXXX had change in income. Servicer requested additional docs for deferral XX/XX/XXXX. Last contact XX/XX/XXXX stating renting home to brother; servicer requested rent rolls. Servicer offered payment deferral XX/XX/XXXX with monthly payment.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION:N/A

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is non owner-occupied. No property damage noted.
431842025	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower in X/XXXX stated they were running behind due to forgetting to make payments; no arrangements were made. Borrower on X/X/XXXX stated they were effected by XXXX and requested assistance, servicer advised a workout packet needs to be completed and returned. As of X/XX/XXXX appears workout was received and denied by servicer, comments indicate this was for a MOD request. Borrower on X/X/XXXX reinstated the loan with a payment of $XX,XXX.XX covering the X/XXXX to X/XXXX payments. Last contact X/XX/XXXX borrower made payment over phone which posted same day.

REASON FOR DEFAULT: XXXX unemployment

MODIFICATION: NA

FORECLOSURE: Referred to FC X/X/XXXX, FC canceled X/X/XXXX due to loan reinstated.

BANKRUPTCY: NA

PROPERTY: NA
431842032	1/1/2021	11/5/2020	XXXX	XXXX	XXXX	XXXX	Yes	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, outbound call to the borrower regarding documents needed to review for forbearance extension. The loan was on a forbearance plan due to XXXX payment relief. A recent call to the work number on X/XX/XXXX indicated that BX has passed away. No further contact since that time.

REASON FOR DEFAULT: BX passed away in X/XXXX, business impacted by XXXX.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: The notes indicate a bankruptcy XXXX have been filed and currently active per notes on X/X/XXXX. Unable to confirm case number, chapter, or dates.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431842041	1/1/2021	11/30/2020	XXXX	XXXX	No	XXXX	XXXX	SC	XXXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to default in XXXX XXXX. There is little phone contact throughout delinquency. Borrower submitted an online request for forbearance XXXX but failed to provide hardship documentation and was unresponsive until XXXX XXXX phone contact to request assistance. RMA submitted XXXXXXXX, but no bank statements and foreclosure was approved X/XX/XXXX, referral stayed by borrower acceptance of deferment solicitation with down payment of X payments. Agreement and X payments were processed in XXXXXXXX, account remains paid ahead. Last contact XX/X/XXXX.

REASON FOR DEFAULT: XXXX income curtailment, no details provided

MODIFICATION: Deferral agreement dated XX/XX/XXXX advances due date from X/X/XXXX to XX/X/XXXX, deferred amount $XXXX.XX includes $XXX.XX principal, new UPB $XX,XXX.XX.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller data but mailing address does not match property address. No property issues noted.
431842042	12/1/2020	11/10/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower requested escrow removal in X/XXXX; servicer denied as loan was delinquent. Borrower requested assistance in XX/XXXX, but did not qualify for a deferral or a mod due to BPL. Borrower requested XXXX assistance in X/XXXX, servicer denied the request in X/XXXX, and borrower was advised to apply for modification. Borrower requested a FB extension in X/XXXX, but servicer verified the plan had never been approved. Borrower reinstated in XX/XXXX; no further contact with borrower. Servicer denied a deferral in XX/XXXX as loan was current, and a future payment could not be extended.

REASON FOR DEFAULT: XXXX-excessive obligations, property repairs, loss of tenant. XXXXXX impact; tenants unemployed

MODIFICATION: N/A

FORECLOSURE: Referred X/XX/XXXX, timeline not provided. Borrower reinstated in XX/XXXX.

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431842062	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower called in X/XXXX stating that he lost his business due to XXXX and requested a X month FB. FB plan was approved effective X/X/XX, ending X/X/XX. Last contact was in X/XXXX, borrower stated that he would make the payment online.

REASON FOR DEFAULT: Borrower lost his business due to XXXX-X.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842074	12/1/2020	11/17/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower called in X/XX/XXXX requesting assistance as they were impacted by XXXX. Servicer advised borrower a workout packet would need to be filled out. Servicer never received a workout packet and borrower made a double payment in X/XXXX to bring loan current.

REASON FOR DEFAULT: XXXX income curtailment

MODIFICATION: NA

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
431842185	12/1/2020	11/11/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Borrower missed a couple of payments in XXXX but was able to bring the loan current. Minimal contact is noted; borrower stated in X/XXXX, that his bookkeeper mailed in the payment.

REASON FOR DEFAULT: Unknown.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842276	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower called to schedule payment X/XX/XXXX and setup ACH. Borrower stated X/X/XXXX impacted by XXXX. Servicer discussed workout options; X-month special FB with borrower X/XX/XXXX. Borrower confirmed X/XX/XXXX returned to work. Borrower requested options for payment X/XX/XXXX. Last contact X/XX/XXXX confirming account status.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is non owner-occupied. Hazard insurance claim noted X/XX/XXXX for $X,XXX.XX; details of claim not provided.
431842298	12/1/2020	11/10/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: The RFD from X/XX/XX is a loss of work due to XXXX. On X/XX/XX borrower is concerned in the increased payment due to an increase in escrows and wants an audit of the account. Servicer tells her that the insurance increased by $XXXX and the taxes had increased by $XXX since the last audit. Notes from X/XX/XX show that a fire letter was mail and a second letter went out X/XX/XX which XXXX be the cause for the increase in the insurance premiums. No fire damage was discussed in notes however. The final contact is on XX/XX/XX when the borrower was still trying to figure out the escrow increase.

REASON FOR DEFAULT: The RFD from X/XX/XX is a loss of work due to XXXX.  The borrower was considering a three month deferral but later brought the loan current in XXXX deciding to opt out of the XXXX deferral.  On X/XX/XX borrower is concerned in the increased payment due to an increase in escrows and wants an audit of the account.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.
431842299	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to default in XXXXXXXX. Forbearance was approved through X/X/XXXX. Borrower resumed monthly payments in XXXX XXXX but was unable to fully reinstate at expiration but completed a X month repayment plan to fully cure in XXXXXXXX. Last contact XX/X/XXXX to inquire about credit reporting.

REASON FOR DEFAULT: XXXX income curtailment, details not provided.

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
431842302	11/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower reports they have been impacted by XXXX, notes reference a forbearance plan. X/X/XXXX Borrower reports they will not be able to pay the lump sum at the end of the FB and wishes to do a repayment plan. X/X/XXXX A repayment plan is started. Borrower has been cooperative with fairly regular recent contact. The most recent contact was on XX/X/XXXX with credit reporting being discussed.

REASON FOR DEFAULT: X/XXXX XXXX. XX/XXXX Income reduction due to XXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842306	12/1/2020	11/16/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Notes from XXXX show that the borrower was considering the XXXX deferral. Borrower accepts the deferral in XXXX but later decides to bring the account current in XXXX XXXX. Remaining contacts are limited to PTPs and draft payments.

REASON FOR DEFAULT: The RFD from X/X/XX is a curtailment in income due to the XXXXX XXXX.  Borrower accepts the deferral in  XXXX but later decides to bring the account current in XXXX XXXX.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.
431842312	11/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower has been impacted by XXXX and requested a X month FB in X/XXXX. A X month FB plan was approved effective X/XXXX, ending X/XXXX. Borrower stated in X/XXXX that they were still being affected by the virus and has lost his job; was advised to submit the necessary docs for loss mit review. Borrower called in XX/XXXX in regard to negative credit reporting stating that he needs to refinance his loan and put the house in his wife's name. Borrower was advised that the loan was past due. Last contact was in XX/XXXX, Xrd party called to make the repayment plan payment, also expressed concern about the phone calls and letters they are receiving and wants the phone calls to stop if possible.

REASON FOR DEFAULT: Unemployment due to XXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: Borrower inquired about the loss draft process in X/XXXX, noting they had received a check for XXXX damage occurring on XX/X/XXXX. Claim packet was mailed, however, it does not appear as though the borrower has submitted the claim check, or documents. Claim is classified as monitored. No discussion regarding the claim since then and no details regarding repairs provided. Property Inspection dated X/XX/XXXX did not report any damages to the exterior of the subject property.
431842317	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Account was performing until XXXX default. Forbearance was approved through X/X/XXXX. Borrower completed a repay plan to reinstate the account with double payments from XXXX and remains current, last contact

REASON FOR DEFAULT: XXXX income curtailment, borrower's employer was impacted by impact to XXX and XXX

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
431842320	1/1/2021	11/27/2020	XXXX	XXXX	No	XXXX	XXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT: Three month XXXX FB plan set up on XX/XX/XXXX; borrower not required to make payments. Last contact on XX/XX/XXXX, borrower wanted to make sure that the servicer received a wire from them with a large curtailment.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, curtailment of income.  RFD per notes on XX/XX/XXXX, loss of business due to XXXX. Appears issue resolved as borrower is paying again and made a large curtailment payment in XX/XXXX.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: Per comments on XX/XX/XXXX, there is active BK.  However, details like chapter and bk number are UTD.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842322	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	DE	XXXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins XX/X/XXXX. Limited contact noted with borrower. Borrower setup ACH payment XX/X/XXXX. Borrower inquired about service transfer letters X/X/XXXX. Xrd party inquired about insurance information XX/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXX. Borrower submitted hardship letter X/XX/XXXX due to unemployment. Death certificate noted X/XX/XXXX, no details as to who was deceased, and cert is not in file. No assistance noted X/XX/XXXX, however again requested workout assistance X/X/XXXX. Borrower requested escrow shortage be spread over XX-months X/XX/XXXX. Last contact XX/X/XXXX to setup ACH.

REASON FOR DEFAULT: Borrower unemployment.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431842327	1/1/2021	11/23/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower gave authorization for on X/XX/XX. Ms. XXXX called in X/XXXX indicating that the payment for XX/XXXX was to be applied towards the monthly payment and not the principal. Last contact was in X/XXXX, Xrd party called to in to confirm payment was received and was advised not yet. Dispute was received on X/X/XX for payments being misapplied and incorrectly reporting loan as delinquent to credit bureaus. Corrections were made on X/XX/XX and dispute was confirmed resolved on X/XX/XX.

REASON FOR DEFAULT: Excessive obligations as well as Servicing problems. Dispute was received due to payments being misapplied.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842329	12/1/2020	11/10/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT: Last contact on XX/XX/XXXX via email, borrower requested financial assistance.

REASON FOR DEFAULT: RFD per comments on XX/XX/XXXX, borrower impacted by XXXX and requested a X month FB plan.  Details not provided but borrower did make payments after X/XXXX.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431842331	12/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower on X/X/XXXX stating they have been impacted by XXXX, servicer set up a X month FB plan. As of X/XX/XXXX FB plan ended.

REASON FOR DEFAULT: XXXX income reduction

MODIFICATION: FB plan set up X/X/XXXX for X months from X/X/XXXX to X/X/XXXX.

FORECLOSURE: NA

BANKRUPTCY: NA

PROPERTY: NA
431842334	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	NC	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact is late XXXX is regarding how the servicer is reporting the loan to the credit bureau and there was a dispute filed. Borrower takes advantage of the XXXX deferral in XXXX and reinstates on XXXX XXXX. No contact after the loan is reinstated.

REASON FOR DEFAULT: Curtailment of income. Contact is late XXXX is regarding how the servicer is reporting the loan to the credit bureau and there was a dispute filed.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.
431842337	1/1/2021	11/27/2020	XXXX	XXXX	No	XXXX	XXXX	WA	XXXXX	Reinstatement 2	BORROWER CONTACT: X/X/XXXX Borrower requests to cancel escrow on the account. XX/XXXX Borrower reports they have been impacted by XXXX. Several notes follow with assistance options being discussed. XX/X/XXXX Borrower is advised that the FB plan will likely be declined. The most recent contact was on XX/X/XXXX with the borrower calling in to check on the status of the FB application, they are advised the account is still being reviewed.

REASON FOR DEFAULT: XX/XXXX XXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842345	12/1/2020	11/2/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower missed the X/X/XXXX payment. Borrower asked about the late charge amount for the X/X/XXXX; loan reinstated in X/XXXX. No other contact; borrower has otherwise remained current.

REASON FOR DEFAULT: Not provided

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431842352	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	IL	XXXXX	Reinstatement 2	BORROWER CONTACT: Minimal contact with borrower until NSF payment in X/XXXX. Borrower requested assistance. The forbearance is denied per notes of X/XX/XX. The borrower reinstates on X/XX/XX via a wire. The final contact is on XX/XX/XX when the borrower reviews an escrow shortage with the servicer. Property is investment.

REASON FOR DEFAULT: The RFD from X/X/XX is unemployment due to XXXX.

MODIFICATION: N/A

FORECLOSURE: Initial FC review completed in X/XXXX, borrower reinstated prior to referral..

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842355	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested a FB plan in XX/XXXX, stating that the tenant is only able to pay XX% of rent. Notes on XX/XX/XXXX indicate that request for FB plan was denied. Reason not noted. Last contact on XX/XX/XXXX, borrower requested FB plan. Call transferred to loss mitigation department. No further details noted.

REASON FOR DEFAULT: RFD per comments on XX/XX/XXXX, tenant has XXXX.  Unable to determine if issue with tenant has changed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431842412	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: No contact.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431842417	12/1/2020	11/25/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact with the borrower is limited to PTPs, draft payments and checking on escrow accounts. The final contact is on XX/XX/XX when the borrower made a payment.

REASON FOR DEFAULT: The RFD from XX/XX/XX is a curtailment in income.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842422	12/1/2020	11/27/2020	XXXX	XXXX	No	XXXX	XXXX	MD	XXXXX	Reinstatement 2	BORROWER CONTACT: The most recent contact with the borrower was on X/XX/XX when the borrower said that they do not need XXXX assistance. Property is investment.

REASON FOR DEFAULT: The RFD from X/XX/XX is that the borrower had been injured and out of work for quite some time.  On X/XX/XX the rfd changed to health issues.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842423	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	OR	XXXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested a FB plan on XX/XX/XXXX due to XXXX. Plan approved but borrower requested to removed from FB plan on last contact in XX/XXXX, citing that they no longer need assistance.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, lost business.  Unable to determine if borrower is back to work but borrower paying.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Owner occupied per data tape.
431842457	7/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to default in Mar XXXX caused by XXXX business reduction. Forbearance was approved through X/X/XXXX, extension request denied due to incomplete application. Borrower submitted docs XXXXXXXX, extension approved through X/XX/XXXX. Borrower accepted a deferral solicitation with down payment of Xx payments. Borrower received approved to make the payment in two transactions, with the second occurring after the deadline. Borrower made the payments as promised, however servicer failed to honor the deferral agreement correctly, and loans remains delinquent as of XX/XX/XXXX. Borrower has requested correction to honor the terms of the deferral agreement. Last contact XX/XX/XXXX.

REASON FOR DEFAULT: Income curtailment, servicing issue

MODIFICATION: Deferral agreement dated XX/XX/XXXX advances due date from X/X/XXXX to XX/X/XXXX, deferred amount $XX,XXX.XX, no change to UPB.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431842468	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXXX	Reinstatement 2	BORROWER CONTACT: NSF was processed in XX/XXXX. Borrower called in on X/XX/XX to make a payment and stated that she was out of the country and her bank put a fraud alert on her account. Borrower requested a X month FB in X/XXXX stating that she had loss of income due to XXXX. Borrower was not approved for the FB, details regarding denial not provided. Last contact was in X/XXXX, borrower called in to make a payment, also requested to cancel escrow. It appears that the request was denied as it was noted on X/X/XX that this is a high priced mortgage loan and must maintain full escrow for the first X years.

REASON FOR DEFAULT: Loss of income due to XXXX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842480	1/1/2021	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	TX	XXXXX	Reinstatement 2	BORROWER CONTACT: Account was performing until default in XXXX; all payments from Mar-XXXXwere returned NSF. There was no borrower contact until XXXX XXXX request for XXXX assistance, servicer advised someone would have to call him back. No further contact except for X/X/XXXX inquiry confirm reinstatement amount. Loan has been paid ahead since XXXX with no further discussion of hardship or financials is noted.

REASON FOR DEFAULT: XXXX income curtailment, no details provided.

MODIFICATION: N/A

FORECLOSURE: Referred to foreclosure X/XX/XXXX, title is clear. First legal was delayed by missing assignment, then file closed for reinstatement.

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.
431842489	1/1/2021	11/24/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT: Comments begin X/X/XXXX; borrower advised he was previously in a XXXX forbearance with prior servicer but has returned to work. Delinquency at transfer was caused by delay of trailing XXXX payment from prior servicer, borrower reinstated that payment in XXXX and was then paid ahead when the prior servicer credit was finally received in XXXXXXXX. Borrower remains paid ahead, last contact X/XX/XXXX for phone payment.

REASON FOR DEFAULT: Curtailment of income and Servicing issue; trailing payment after service transfer

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
431842493	12/1/2020	11/16/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 2	BORROWER CONTACT: Comments begin X/X/XXXX with account due for XXXX. Borrower advised she was in process of applying for assistance with prior servicer, but did not pursue any loss mitigation with current servicer and reinstated X payments in XXXX, source of funds is not noted. Account remains current with little contact, last contact XX/XX/XXXX refinance inquiry.

REASON FOR DEFAULT: Early pay default, RFD code is Borrower unemployment, details not provided

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

OTHER: Lis Pendens in file indicates the prior loan was in foreclosure, when the subject mortgage (a refi transaction) was originated.
431842494	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins on XX/XX/XXXX. No information provided regarding reason for NSF or missed payments until XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower scheduled payment.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431842495	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 2	BORROWER CONTACT: No loss mit activity noted. No information provided regarding reason for NSF or missed payments until XX/XXXX. Last contact on XX/XX/XXXX, authorized third party called to schedule a payment.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431841871	11/1/2020	9/29/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	AZ	XXXXX	Reinstatement 3	BORROWER CONTACT: Account was performing prior to XXXX default. Forbearance approved through X/X/XXXX. Borrower made multiple requests for extension throughout XXXX-XXXXXXXX, and each time was advised to submit hardship letter and bank statements, partial docs submitted and assistance denied. Borrower accepted a tiered deferral solicitation with down payment of X payments in XXXXXXXX, then defaulted on first payment due XXXXXXXX and has asked for another XX day forbearance through online portal. Last phone contact X/XX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment, borrower owns restaurant with restricted occupancy and operating hours, hardship ongoing

MODIFICATION: Deferral agreement dated XX/X/XXXX advances due date from X/X/XXXX to XX/X/XXXX, deferred amount $XX,XXX.XX includes $XXXX.XX principal, new UPB $XXX,XXX.XX.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
431842307	7/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXXX	Reinstatement 3	BORROWER CONTACT: Account was performing prior to default in XXXX due to XXXX job loss. Forbearance was approved through X/X/XXXX. Borrower requested a XX-day extension but failed to return hardship documentation and was unresponsive until tiered deferral solicitation sent X/XX/XXXX prompted an inquiry about workout options. No further contact or action is noted until XX/X/XXXX, borrower advised he never received a letter but is able to begin monthly payments and needs assistance with arrears. Servicer accepted X payments in XXXXXXXX but has told borrower that XXXX not count as the partial reinstatement required for deferral, investor approval is pending. Last contact XX/XX/XXXX, decision is still pending.

REASON FOR DEFAULT: Borrower unemployment

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.
431842394	7/1/2020	7/22/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXXX	Reinstatement 3	BORROWER CONTACT: Account was performing prior to default in XXXX due to XXXX, hardship details not provided. Forbearance was approved through X/X/XXXX. Borrower requested an extension but refused to submit an RMA or bank statements until XXXXXXXX. Borrower declined offer to pay X payments in order to defer X payments but submitted a new RMA in XXXX. New offer for partial reinstatement and deferral to XXXXXXXX was issued XX/XX/XXXX. There is no borrower contact by phone since X/XX/XXXX.

REASON FOR DEFAULT: Income curtailment, details not provided

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied per seller but mailing address is in a different city than property address; occupancy not confirmed by comments. No property issues noted.